FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) derivative
Disclosure of financial instruments by type of interest rate [line items]
Loss on hedge ineffectiveness recognised in other comprehensive income	$ 132
Loss on hedge ineffectiveness recognised in profit or loss	$ 127
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.50%
Fixed interest rate | Minimum
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.50%
Fixed interest rate | Maximum
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.75%
Interest rate SWAP | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Number of interest rate swap transactions | derivative	4
Number of interest rate swap transactions discontinued | derivative	3
Number of derivative instruments designated as hedging | derivative	1
Total loss on hedge inefectiveness	$ 132
Loss on hedge ineffectiveness recognised in other comprehensive income	127
Loss on hedge ineffectiveness recognised in profit or loss	$ 605